      HSBC Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      HSBC Asset Management Americas Inc. Logo
--------------------------------------------------------------------------------

      Cash Management Fund
      Government Money Market Fund
      U.S. Treasury Money Market Fund
      New York Tax-Free Money Market Fund
     ------------------------------------------------------------------

January 25, 1999

Dear Shareholder:

After enduring a tug-of-war between the strength of the economy versus inflation and trade drag for most of the year, the financial markets heated up substantially in the last 100 days of the year. Clearly the most notable events of 1998 were the decision of the Federal Open Market Committee to ease interest rates by 75 basis points from 5.50% to 4.75%.

These easings were in clear support of a blowup in global financial markets as well as adverse financial situations at home. While we witnessed financial problems in Russia and Japan, the United States markets were struggling with hedge fund distress and recession like spreads between United States Treasuries and Agencies and Corporate issues. To combat these situations, the Federal Reserve cut interest rates 25 basis points after their September 29th and November 17th meetings. Additionally, to reflect the seriousness of the situation, the Fed also lowered rates 25 basis points between meetings on October 15. This particular easing was significant in calming the markets since the Federal Reserve hadn't acted between meetings in several years.

On the economic front, growth continued to remain fairly solid. Consumer spending and historically high levels of residential home sales have driven the economy while the manufacturing sector and net exports have applied the brakes. Inflation remains well under control, especially with low oil prices, unit labor costs and wage pressures which gives the market pause from inflationary concerns.

As in the past, our main objective is to ensure that the HSBC Money Market Funds reflect the highest standards characterized by safety, stability, service and performance. HSBC Asset Management values our relationship and we appreciate this chance to work on your behalf.

Sincerely,

/s/ Edward J. Merkle

Edward J. Merkle
Managing Director, Fixed Income

The views expressed in this report reflect those of the portfolio manager through the end of the period covered by the report as stated on the cover. The manager's views are subject to change at any time based on the market and other conditions. Past performance is no guarantee of future results.

Board of Trustees


JOHN P. PFANN*          Chairman and President, JPP Equities, Inc.

WOLFE J. FRANKL*        Former Director, North America, Berlin Economic
                        Development Corporation

HARALD PAUMGARTEN       President, Paumgarten and Company


ROBERT A. ROBINSON*     Trustee, Henrietta and B. Frederick H. Bugher
                        Foundation

RICHARD J. LOOS         Vice Chairman Emeritus



*Member of the Audit and Nominating Committees

--------------------------------------------------------------------------------

Officers


WALTER B. GRIMM         President

ERIC F. ALMQUIST        Senior Vice President

ANTHONY J. FISCHER      Vice President

CHARLES L. BOOTH        Vice President

PAUL KANE               Assistant Treasurer

STEVEN R. HOWARD        Secretary

ALAINA V. METZ          Assistant Secretary

ROBERT L. TUCH          Assistant Secretary

Schedule of Portfolio Investments as of December 31, 1998

                              CASH MANAGEMENT FUND

  Moody's/S&P
 Credit Ratings               Security                      Maturity  Principal
  (Unaudited)               Description               Rate    Date     Amount       Value
 --------------             -----------               ----  --------  ---------     -----
                COMMERCIAL PAPER (70.8%):
                Banking and Financial Services
                 (63.9%):
   P-1, A-1+    Banco Bcn Barclays Ltd.,
                 (LOC Barclays Bank PLC)...........   5.48% 1/20/99  $11,400,000 $ 11,367,029
   P-1, A-1+    Banco De Credito SA, (LOC Barclays
                 Bank PLC).........................   4.77   5/7/99    3,500,000    3,441,568
   P-1, A-1+    Banco Itau SA,
                 (LOC Bayerische Vereins Bank AG)..   5.52  2/19/99   14,000,000   13,894,813
   P-1, A-1+    Bancomer SA, (LOC Bank of
                 Montreal).........................   4.97   7/9/99   15,000,000   14,608,613
    P-1, A-1    Budget Funding Corp................   5.42   2/4/99   16,000,000   15,918,098
    P-1, A-1    Dollar Thrifty Funding Group.......   5.45  1/28/99   12,078,000   12,028,631
   P-1, A-1+    FCAR Owner Trust...................   5.52  1/12/99   15,000,000   14,974,700
   P-1, A-1+    Glencore Finance Ltd.,
                 (LOC ABN - Amro Bank N.V.)........   5.67   1/8/99   12,000,000   11,986,770
    P-1, A-1    GTE Funding, Inc...................   5.25  2/16/99    4,430,000    4,400,282
    P-1, A-1    Llama Retail Funding L.P...........   5.54  1/14/99   15,000,000   14,970,019
   P-1, A-1+    Marsh & McLennam Companies.........   5.30  2/24/99   16,200,000   16,071,209
   P-1, A-1+    Merrill Lynch & Co., Inc...........   5.50  1/15/99   10,000,000    9,978,611
   P-1, A-1+    Merrill Lynch & Co., Inc...........   5.03  2/12/99    5,000,000    4,970,658
   P-1, A-1+    Paccar Finance Corp................   4.65  7/23/99   10,000,000    9,737,792
    P-1, A-1    Paribas Finance, Inc...............   5.42  1/12/99   15,000,000   14,975,158
   P-1, A-1+    Toyota Credit De Puerto Rico.......   5.33  1/27/99   15,000,000   14,942,258
   P-1, A-1+    UBS Finance (Delaware), Inc........   5.47  1/15/99   15,000,000   14,968,092
                                                                                 ------------
                                                                                  203,234,301
                                                                                 ------------
                Building Products (5.0%):
   P-1, A-1+    Taiheiyo Cement USA, Inc., (LOC
                 RaboBank).........................   6.35  2/12/99   16,000,000   15,881,467
                                                                                 ------------
                Electrical & Electronic (1.9%):
   P-1, A-1+    Jacksonville Electric Authority....   5.53  1/12/99    5,900,000    5,900,000
                                                                                 ------------
                Total Commercial Paper (Amortized Cost - $225,015,768)........    225,015,768
                                                                                 ------------
                MEDIUM TERM NOTES (19.5%):
                Banking and Financial Services
                 (19.5%):
    P-1, A-1    American Express Centurion Bank*...   5.51   1/8/99   14,000,000   14,000,000
    P-1, A-1    Bear Stearns Co., Inc.*............   5.51  1/14/99    6,400,000    6,400,000
    P-1, A-1    Bear Stearns Co., Inc.*............   5.74  1/14/99    9,600,000    9,600,000
   P-1, A-1+    General Electric Capital Corp.*....   5.11   3/9/99    9,900,000    9,898,096
   P-1, A-1+    Nationsbank Corp.*.................   5.01  4/22/99   12,000,000   12,009,191

                              CASH MANAGEMENT FUND

  Moody's/S&P                                             Shares or
 Credit Ratings         Security                Maturity  Principal
  (Unaudited)         Description         Rate    Date     Amount       Value
 --------------       -----------         ----  --------  ---------     -----
                MEDIUM TERM NOTES
                 (continued)
    P-1, A-1    Prudential Funding
                 Corp.*................   5.24%  1/5/99  $ 9,900,000 $  9,900,000
                                                                     ------------
                Total Medium Term Notes (Amortized Cost -
                  $61,807,287)....................................     61,807,287
                                                                     ------------
                YANKEE CERTIFICATES OF
                 DEPOSIT (7.9%):
                Banking and Financial
                 Services (7.9%):
    P-1, A-1    Norinchukin Bank NY....   5.72   2/8/99   15,000,000   15,000,313
    P-1, A-1    Svenska Handelsbanken
                 NY....................   5.79   5/7/99   10,000,000    9,998,948
                                                                     ------------
                Total Yankee Certificates of Deposit (Amortized
                 Cost - $24,999,261)..............................     24,999,261
                                                                     ------------
                OPEN END INVESTMENT
                 COMPANIES (2.0%):
                Provident Institutional
                 Temporary Investment
                 Fund..................                    6,299,000    6,299,000
                                                                     ------------
                Total Open End Investment Companies (Amortized
                 Cost - $6,299,000)...............................      6,299,000
                                                                     ------------
                TOTAL INVESTMENTS (100.2%)
                 (Amortized Cost - $318,121,316)(a)...............    318,121,316
                LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)......       (569,195)
                                                                     ------------
                TOTAL NET ASSETS (100.0%).........................   $317,552,121
                                                                     ============

--------
Percentages indicated are based on net assets of $317,552,121.

(a) Amortized cost and value for federal income tax and financial reporting purposes are the same.
* Variable rate security. Rate represents rate in effect at December 31, 1998. Date presented represents the next rate change date.
AG -- Aktiengesellschaft (West German stock company)
N.V. -- Naamloze Vennootschap (Dutch corporation)
SA -- Societe Anonyme (French corporation)
PLC -- Public Limited Company
LOC -- Letter of Credit

See Notes to Financial Statements.

Schedule of Portfolio Investments as of December 31, 1998

                          GOVERNMENT MONEY MARKET FUND

  Moody's/S&P
 Credit Ratings                                  Maturity  Principal
  (Unaudited)     Security Description     Rate    Date     Amount       Value
 --------------   --------------------     ----  --------  ---------     -----
                U.S. Government Agency
                 Obligations (104.9%):
    Aaa, N/R    Fannie Mae..............   4.90%  2/18/99 $ 5,000,000 $ 4,967,333
    Aaa, N/R    Fannie Mae..............   4.63    4/1/99   8,530,000   8,431,265
    Aaa, N/R    Fannie Mae*.............   5.10    1/5/99   3,000,000   2,994,653
    Aaa, N/R    Federal Home Loan Bank..   4.84   1/27/99  25,000,000  24,912,612
    Aaa, N/R    Federal Home Loan Bank..   5.01  10/29/99   3,900,000   3,900,000
    Aaa, N/R    Federal Home Loan
                 Bank*..................   5.04    1/4/99  20,000,000  20,005,315
    Aaa, N/R    Freddie Mac.............   4.90   3/17/99   5,675,000   5,617,068
    Aaa, AAA    Student Loan Marketing
                 Association*...........   4.70    1/5/99  10,400,000  10,353,461
                                                                      -----------
                Total U.S. Government Agency Obligations
                 (Amortized Cost - $81,181,707)....................    81,181,707
                                                                      -----------
                TOTAL INVESTMENTS (104.9%)
                 (Amortized Cost - $81,181,707)(a).................    81,181,707
                LIABILITIES IN EXCESS OF OTHER ASSETS (4.9%).......    (3,827,934)
                                                                      -----------
                TOTAL NET ASSETS (100.0%)..........................   $77,353,773
                                                                      ===========

--------
Percentages indicated are based on net assets of $77,353,773.

(a) Amortized cost and value for federal income tax and financial reporting purposes are the same.
* Variable rate security. Rate represents rate in effect at December 31, 1998. Date presented represents the next rate change date.

N/R -- Not rated. The security, as judged by the portfolio manager, is comparable to the quality of investments that the fund may invest.

See Notes to Financial Statements.

Schedule of Portfolio Investments as of December 31, 1998

                        U.S. TREASURY MONEY MARKET FUND

  Moody's/S&P
 Credit Ratings         Security                 Maturity Principal
  (Unaudited)          Description         Rate    Date     Amount      Value
 --------------        -----------         ----  -------- ---------     -----
                U.S. GOVERNMENT
                 OBLIGATIONS (19.4%):
    Aaa, AAA    U.S. Treasury Notes.....   6.38%  7/15/99 $2,500,000 $ 2,511,735
    Aaa, AAA    U.S. Treasury Notes.....   5.88   8/31/99  2,500,000   2,506,207
                                                                     -----------
                Total U.S. Government Obligations
                 (Amortized Cost - $5,017,942)....................     5,017,942
                                                                     -----------
                U.S. TREASURY BILLS
                 (14.2%):
    Aaa, AAA    U.S. Treasury Bills.....   4.24   8/19/99  2,500,000   2,432,198
    Aaa, AAA    U.S. Treasury Bills.....   4.53  11/12/99  1,300,000   1,248,528
                                                                     -----------
                Total U.S. Treasury Bills
                 (Amortized Cost - $3,680,726)....................     3,680,726
                                                                     -----------
                REPURCHASE AGREEMENTS
                 (66.5%):
                Bear Stearns Co., Inc.
                 (Purchased 12/24/98,
                 proceeds at maturity
                 $6,578,434;
                 collateralized by
                 $11,860,000 U.S.
                 Treasury Strips,
                 11/15/09, market value
                 $6,815,705)............   4.70    1/4/99  6,575,000   6,575,000
                C.S. First Boston, Inc.
                 (Purchased 12/31/98,
                 proceeds at maturity
                 $1,300,614;
                 collateralized by
                 $1,301,000 U.S.
                 Treasury Notes, 5.00%,
                 2/15/99, market value
                 $1,325,797)............   4.25    1/4/99  1,300,000   1,300,000
                Chase Securities, Inc.
                 (Purchased 12/31/98,
                 proceeds at maturity
                 $1,300,636;
                 collateralized by
                 $1,275,000 U.S.
                 Treasury Notes, 6.50%,
                 8/31/01, market value
                 $1,360,844)............   4.40    1/4/99  1,300,000   1,300,000
                Donaldson Lufkin &
                 Jenrette Securities
                 Corp. (Purchased
                 12/31/98, proceeds at
                 maturity $6,578,580;
                 collateralized by
                 $23,832,000 U.S.
                 Treasury Strips,
                 5/15/21, market value
                 $6,858,850)............   4.90    1/4/99  6,575,000   6,575,000
                Merrill Lynch & Co.,
                 Inc. (Purchased
                 12/31/98, proceeds at
                 maturity $1,443,738;
                 collateralized by
                 $1,410,000 U.S.
                 Treasury Notes, 6.88%,
                 3/31/00, market value
                 $1,470,810)............   4.60    1/4/99  1,443,000   1,443,000
                                                                     -----------
                Total Repurchase Agreements
                 (Amortized Cost - $17,193,000)...................    17,193,000
                                                                     -----------

                        U.S. TREASURY MONEY MARKET FUND

  Moody's/S&P
 Credit Ratings   Security         Maturity Principal
  (Unaudited)   Description   Rate   Date    Amount      Value
 -------------- -----------   ---- -------- ---------    -----
                TOTAL INVESTMENTS (100.1%)
                 (Amortized Cost -
                  $25,891,668)(a)...................  $25,891,668
                LIABILITIES IN EXCESS OF OTHER
                 ASSETS (0.1%)......................      (15,928)
                                                      -----------
                TOTAL NET ASSETS (100.0%)...........  $25,875,740
                                                      ===========

--------
Percentages indicated are based on net assets of $25,875,740.

(a) Amortized cost and value for federal income tax and financial reporting purposes are the same.

See Notes to Financial Statements.

Schedule of Portfolio Investments as of December 31, 1998

                      NEW YORK TAX-FREE MONEY MARKET FUND

  Moody's/S&P
 Credit Ratings         Security                  Maturity Principal
  (Unaudited)          Description         Rate     Date     Amount      Value
 --------------        -----------         ----   -------- ---------     -----
                MUNICIPAL COMMERCIAL PAPER
                 (14.6%):
   P-1, A-1+    Long Island Power
                 Authority
                 (LOC - Westduetsche
                 Landsbank, Bayerische
                 Vereinsbank)...........    3.20%  1/8/99  $5,000,000 $ 5,000,000
   P-1, A-1+    New York City, GO,
                 Series C (LOC - Bankers
                 Trust Company).........    3.10   1/7/99   3,300,000   3,300,000
   P-1, A-1+    New York City, Municipal
                 Water
                 (LOC - Bayerische).....    3.25  1/21/99   1,500,000   1,500,000
   P-1, A-1+    New York City, Municipal
                 Water (LOC - Canadian
                 Imperial Bank).........    3.30  1/21/99   1,500,000   1,500,000
    P-1, A-1    New York State,
                 Environmental
                 (LOC - Bayerische
                 Landesbank)............    3.10   1/4/99   2,500,000   2,500,000
                                                                      -----------
                Total Municipal Commercial Paper (Amortized Cost -
                  $13,800,000).....................................    13,800,000
                                                                      -----------
                MANDATORY PUT MUNICIPAL BONDS
                 (4.2%):
   MIG1, N/R    New York State Energy,
                 Research & Development
                 Authority, Pollution
                 Control Revenue, Long
                 Island Lighting Co.
                 Project, Series A,
                 (LOC - Deutsche Bank
                 AG) Putable 3/1/99
                 @ 100*.................    3.58   3/1/99   2,000,000   2,000,000
    P-1, A-1    Puerto Rico Industrial,
                 Medical & Environmental
                 Financing Authority,
                 Pollution Control
                 Revenue, Reynolds
                 Metals Co. Project,
                 (LOC - ABN AMRO Bank)
                 Putable 9/1/99 @ 100*..    3.60   9/1/99   2,000,000   2,000,000
                                                                      -----------
                Total Mandatory Put Municipal Bonds (Amortized
                 Cost - $4,000,000)................................     4,000,000
                                                                      -----------
                NON-VARIABLE MUNICIPAL BONDS
                 (22.0%):
    AAA, AAA    New York City, Authority
                 Revenue, Prerefunded
                 5/1/99 @ 100...........    6.50   5/1/99   3,000,000   3,028,350
    AAA, AAA    New York City, GO,
                 Series A...............    7.50  3/15/99   2,000,000   2,017,876
     A3, A-     New York City, GO,
                 Series L...............    5.25   8/1/99   1,630,000   1,643,964
     A2, A-     New York City, Municipal
                 Water Financial
                 Authority, Water and
                 Sewer System Revenue,
                 Series A...............    4.50  6/15/99   1,000,000   1,002,846
    AA1, N/R    New York State,
                 Dormitory Authority,
                 Grace Manor Health Care
                 Facility Revenue
                 (LOC - Sonyma).........    4.80   7/1/99   1,000,000   1,008,259
     A3, A-     New York State,
                 Dormitory Authority,
                 State University
                 Educational Facilities
                 Revenue, Series C......    7.00  5/15/99   3,500,000   3,540,044
     A3, A-     New York State,
                 Dormitory Authority,
                 State University
                 Educational Facilities
                 Revenue, Series-B......    7.25  5/15/99   3,580,000   3,632,460

                      NEW YORK TAX-FREE MONEY MARKET FUND

  Moody's/S&P
 Credit Ratings         Security                Maturity Principal
  (Unaudited)          Description         Rate   Date     Amount      Value
 --------------        -----------         ---- -------- ---------     -----
                NON-VARIABLE MUNICIPAL BONDS
                 (continued)
     A3, A-     New York State,
                 Dormitory Authority,
                 University Educational
                 Facilities Revenue
                 (LOC - Chase Manhattan
                 Bank)..................   4.00 5/15/99  $2,650,000 $ 2,653,285
     A3, A-     New York State, Local
                 Government Assistance
                 Corp. Revenue, Series
                 A......................   4.25  4/1/99   2,160,000   2,165,474
                                                                    -----------
                Total Non-Variable Municipal Bonds (Amortized
                 Cost - $20,692,558)..............................   20,692,558
                                                                    -----------
                VARIABLE MUNICIPAL BONDS
                 (57.8%):
   VMIG1, N/R   Facilities Municipal
                 Trust For Mass Transit
                 Authority Revenue,
                 Series 98-1 (AMBAC
                 Insured)*..............   5.25  1/4/99   4,000,000   4,000,000
   MIG1, A-1+   New York City, GO,
                 Series D (FGIC
                 insured)*..............   3.10  1/6/99   1,100,000   1,100,000
   MIG1, A-1+   New York City, GO, Sub-
                 Series B-3
                 (LOC - Morgan Guaranty
                 Trust)*................   5.00  1/4/99   2,100,000   2,100,000
    P-1, A-1    New York City, GO, Sub-
                 Series A-4,
                 (LOC - Chase Manhattan
                 Bank)*.................   5.00  1/4/99   1,955,000   1,955,000
   MIG1, A-1+   New York City, Health &
                 Hospital Corp., Health
                 Systems Revenue, Series
                 A (LOC - Morgan
                 Guaranty Trust)*.......   3.90  1/4/99   3,500,000   3,500,000
  VMIG1, A-1+   New York City, Housing
                 Development Corp.,
                 Multi-Family Rental
                 Housing Revenue,
                 TriBeCa Tower, Series
                 A, AMT (FNMA
                 Collateral)*...........   3.70  1/6/99   2,000,000   2,000,000
    N/R, A-1    New York City, Housing
                 Development Corp.,
                 Special Obligation,
                 Montefiore Medical
                 Center Revenue, Series
                 A (LOC - Chase
                 Manhattan Bank)*.......   4.00  1/6/99   2,500,000   2,500,000
    N/R, A-1    New York City,
                 Industrial Development
                 Agency, Civic
                 Facilities Revenue,
                 Columbia Grammar School
                 Project, (LOC - Chase
                 Manhattan Bank)*.......   3.75  1/6/99   1,000,000   1,000,000
   MIG1, A-1    New York City,
                 Industrial Development
                 Agency, Korean Airlines
                 Special Facilities
                 Revenue, Series C, AMT
                 (LOC - Bankers Trust
                 Company)*..............   4.50  1/6/99   2,800,000   2,800,000
   MIG1, A-1+   New York City, Municipal
                 Assistance Corp.
                 Revenue, Sub-Series K-
                 3,
                 (LOC - Landesbank-
                 Hessen)*...............   3.80  1/6/99   2,000,000   2,000,000

                      NEW YORK TAX-FREE MONEY MARKET FUND

  Moody's/S&P
 Credit Ratings         Security                Maturity Principal
  (Unaudited)          Description         Rate   Date     Amount      Value
 --------------        -----------         ---- -------- ---------     -----
                VARIABLE MUNICIPAL BONDS
                 (continued)
   MIG1, A-1+   New York City, Municipal
                 Water Finance
                 Authority, Water &
                 Sewer System Revenue,
                 Series C (FGIC
                 Insured)*..............   5.10  1/4/99  $  600,000 $   600,000
   MIG1, A-1    New York City, Trust for
                 Cultural Resources
                 Revenue, Carnegie Hall
                 (LOC - Westdeutsche
                 Landesbank)*...........   3.75  1/6/99     400,000     400,000
   P-1, A-1+    New York City, Trust for
                 Cultural Resources
                 Revenue, Carnegie Hall
                 (LOC - Westdeutsche
                 Landesbank)*...........   3.75  1/6/99   2,200,000   2,200,000
   MIG1, A-1    New York City, Trust for
                 Cultural Resources
                 Revenue, Museum of
                 Broadcasting
                 (LOC - Kredietbank
                 NV)*...................   4.00  1/6/99     800,000     800,000
   MIG1, N/R    New York State,
                 Dormitory Authority
                 Revenue, Municipal
                 Securities Trust
                 Receipts*..............   4.15  1/6/99   4,300,000   4,300,000
   MIG1, A-1+   New York State,
                 Dormitory Authority,
                 Cornell University
                 Revenue, Series-B (SPA
                 Morgan Guaranty
                 Trust)*................   5.00  1/4/99   2,800,000   2,800,000
   MIG1, A-1+   New York State, Electric
                 System Revenue, Long
                 Island Power Authority,
                 Sub-Series 5 (LOC - ABN
                 AMRO Bank, Morgan
                 Guaranty Trust)*.......   5.10  1/4/99   2,800,000   2,800,000
   MIG1, SP1+   New York State, Energy
                 Research & Development
                 Authority, Brooklyn
                 Union Gas Co. Project,
                 Series A-1, (MBIA
                 Insured, SPA Union Bank
                 of Switzerland)*.......   4.00  1/6/99   2,000,000   2,000,000
   MIG1, A-1+   New York State, Energy,
                 Research & Development
                 Authority, Pollution
                 Control Revenue, Orange
                 & Rockland Utilities
                 Project, Series A
                 (LOC - Societe
                 Generale)*.............   3.80  1/6/99   2,000,000   2,000,000
   MIG1, N/R    New York State, Housing
                 Finance Agency, Saxony
                 Housing Revenue, Series
                 A (LOC - Chase
                 Manhattan Bank)*.......   4.20  1/6/99   3,300,000   3,300,000
    MIG1, P1    New York State, Housing
                 Finance Agency, Special
                 Surgery Staff Revenue
                 (LOC - Chase Manhattan
                 Bank)*.................   3.70  1/6/99   1,079,000   1,079,000

                      NEW YORK TAX-FREE MONEY MARKET FUND

  Moody's/S&P
 Credit Ratings         Security                Maturity Principal
  (Unaudited)          Description         Rate   Date     Amount      Value
 --------------        -----------         ---- -------- ---------     -----
                VARIABLE MUNICIPAL BONDS
                 (continued)
    N/R, A-1    New York State,
                 Industrial Development
                 Agency, Industrial
                 Montgomery Development
                 Revenue, Service
                 Merchandise Co.
                 (LOC - Canadian
                 Imperial Bank)*........   4.05  1/6/99  $  100,000 $   100,000
   MIG1, A-1+   New York State, Local
                 Government Assistance
                 Corp. Series A Revenue
                 (LOC - Union Bank of
                 Switzerland, Credit
                 Suisse)*...............   3.90  1/6/99   1,400,000   1,400,000
   MIG1, AAA    New York State, Township
                 Authority General
                 Revenue (FGIC
                 Insured)*..............   5.05  1/4/99   2,300,000   2,300,000
   MIG1, A-1    Niagara Falls, Bridge
                 Commission, Toll
                 Revenue, Series A (FGIC
                 Insured)*..............   3.80  1/6/99   1,300,000   1,300,000
   MIG1, A-1+   Puerto Rico Commonwealth
                 Highway &
                 Transportation
                 (LOC - Bank of Nova
                 Scotia)*...............   3.50  1/6/99   1,500,000   1,500,000
    P-1, N/R    Saint Lawrence County,
                 Industrial Development
                 Authority, Pollution
                 Control Revenue,
                 Reynolds Metals Co.
                 Project (LOC - Bank of
                 Nova Scotia)*..........   5.10  1/4/99   1,200,000   1,200,000
   VMI1, Aa1    Wallkill Industrial
                 Development Agency,
                 Pollution Control
                 Revenue, Reynolds
                 Metals Co. Project
                 (LOC - Dresdner Bank
                 AG)*...................   3.85  1/6/99     500,000     500,000
   MIG1, N/R    Yonkers, Industrial
                 Development Agency,
                 Civic Facilities
                 Revenue, Consumers
                 Union Facility
                 (LOC - Credit Local de
                 France)*...............   4.00  1/6/99     900,000     900,000
                                                                    -----------
                Total Variable Municipal Bonds (Amortized Cost -
                  $54,434,000)....................................   54,434,000
                                                                    -----------

                      NEW YORK TAX-FREE MONEY MARKET FUND

  Moody's/S&P
 Credit Ratings       Security
  (Unaudited)       Description                  Shares       Value
 --------------     -----------                  ------       -----
                OPEN-END INVESTMENT
                 COMPANIES (1.0%):
                New York Money Fund.........    520,000      $ 520,000
                Dreyfus New York Municipal
                 Cash Management Fund.......    400,000        400,000
                                                           -----------
                Total Open-End Investment Companies
                 (Amortized Cost - $920,000).............      920,000
                                                           -----------
                TOTAL INVESTMENTS (99.6%)
                 (Amortized Cost - $93,846,558)(a).......   93,846,558
                OTHER ASSETS IN EXCESS OF LIABILITIES
                 (0.4%)..................................      412,782
                                                           -----------
                TOTAL NET ASSETS (100.0%)................  $94,259,340
                                                           ===========

--------
Percentages indicated are based on net assets of $94,259,340.
(a) Amortized cost and value for federal income tax and financial reporting purposes are the same.
* Variable rate security. Rate represents rate in effect at December 31, 1998. Date presented represents the next rate change date.
AG - Aktiengesellschaft
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
FGIC - Financial Guaranty Insurance Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
N/R - Not rated. The security, as judged by the portfolio manager, is comparable to the quality of investments that the fund may invest.
SPA - Standby Purchase Agreement

See Notes to Financial Statements.

Statements of Assets and Liabilities as of December 31, 1998

                                                                        New York
                                           Government   U.S. Treasury   Tax-Free
                          Cash Management Money Market  Money Market  Money Market
                               Fund           Fund          Fund          Fund
                          --------------- ------------  ------------- ------------
ASSETS:
 Investments in
  securities, at value
  (amortized cost
  $318,121,316,
  $81,181,707,
  $8,698,668, and
  $93,846,558,
  respectively).........   $318,121,316   $81,181,707    $ 8,698,668  $93,846,558
 Repurchase agreements
  (cost $0, $0,
  $17,193,000, and $0,
  respectively).........             --            --     17,193,000           --
                           ------------   -----------    -----------  -----------
   Total Investments....    318,121,316    81,181,707     25,891,668   93,846,558
 Cash...................            415            --            774    3,364,575
 Interest and dividends
  receivable............        871,539       416,061        137,944      622,905
 Prepaid expenses.......         22,993         8,523          2,679        6,488
                           ------------   -----------    -----------  -----------
Total Assets............    319,016,263    81,606,291     26,033,065   97,840,526
                           ------------   -----------    -----------  -----------
LIABILITIES:
 Payable to custodian...             --     3,788,398             --           --
 Dividends payable......      1,289,601       400,858        104,225      207,470
 Payable to brokers for
  investments
  purchased.............             --            --             --    3,300,000
 Accrued expenses and
  other payables:
  Investment advisory
   fees.................         19,922         8,933          5,451       20,973
  Administration fees...         24,614         8,926          2,469        8,009
  Distribution fees.....         37,803         7,643          2,736        6,864
  Other.................         92,202        37,760         42,444       37,870
                           ------------   -----------    -----------  -----------
Total Liabilities.......      1,464,142     4,252,518        157,325    3,581,186
                           ------------   -----------    -----------  -----------
Net Assets..............   $317,552,121   $77,353,773    $25,875,740  $94,259,340
                           ============   ===========    ===========  ===========
COMPUTATION OF NET ASSET
 VALUE:
 Net assets.............   $317,552,121   $77,353,773    $25,875,740  $94,259,340
 Shares of beneficial
  interest issued and
  outstanding (par value
  $0.001 per share,
  unlimited number of
  shares authorized)....    317,554,773    77,355,708     25,874,490   94,268,132
                           ------------   -----------    -----------  -----------
 Net asset value,
  offering price and
  redemption price per
  share.................   $       1.00   $      1.00    $      1.00  $      1.00
                           ============   ===========    ===========  ===========
COMPOSITION OF NET
 ASSETS:
 Paid-in capital........   $317,557,907   $77,354,841    $25,876,116  $94,273,047
 Accumulated net
  realized losses from
  investment
  transactions..........         (5,786)       (1,068)          (376)     (13,707)
                           ------------   -----------    -----------  -----------
Net Assets..............   $317,552,121   $77,353,773    $25,875,740  $94,259,340
                           ============   ===========    ===========  ===========

See Notes to Financial Statements.

Statements of Operations
For the year ended December 31, 1998

                                                           U.S.       New York
                                Cash       Government    Treasury     Tax-Free
                             Management   Money Market Money Market Money Market
                                Fund          Fund         Fund         Fund
                             -----------  ------------ ------------ ------------
INVESTMENT INCOME:
 Interest..................  $13,674,688   $5,053,820   $1,582,603   $2,787,517
 Dividends.................       89,951       24,560       17,194      156,264
                             -----------   ----------   ----------   ----------
 Total Income..............   13,764,639    5,078,380    1,599,797    2,943,781
                             -----------   ----------   ----------   ----------
EXPENSES:
 Advisory fees.............      850,781      324,264      103,714      300,720
 Administration fees.......      353,424      138,971       44,449      128,881
 Co-administration and
  shareholder servicing
  assistance fees..........      170,156       64,853       20,745       60,144
 Distribution fees.........      286,571       74,966       14,318       69,919
 Fund accounting fees......        2,184          624          652        2,886
 Transfer agent fees.......      180,920       44,186       43,337       52,935
 Service organization
  fees.....................       18,569        1,198       15,505           --
 Legal fees................       83,715       26,882        9,664       23,412
 Other expenses............      164,831       69,492       26,715       69,694
                             -----------   ----------   ----------   ----------
Gross Expenses.............    2,111,151      745,436      279,099      708,591
 Less: Fee waivers.........     (291,755)    (111,199)     (35,569)    (103,128)
 Less: Reimbursements......     (242,212)     (63,059)     (51,472)     (53,988)
                             -----------   ----------   ----------   ----------
Net Expenses...............    1,577,184      571,178      192,058      551,475
                             -----------   ----------   ----------   ----------
Net Investment Income......   12,187,455    4,507,202    1,407,739    2,392,306
                             -----------   ----------   ----------   ----------
NET REALIZED GAINS (LOSSES)
FROM INVESTMENTS:
 Net realized gains
  (losses) from investment
  transactions.............          (45)        (144)         722       (1,031)
                             -----------   ----------   ----------   ----------
 Net Realized Gains
  (Losses) from
  Investments..............          (45)        (144)         722       (1,031)
                             -----------   ----------   ----------   ----------
Change in Net Assets
 Resulting from
 Operations................  $12,187,410   $4,507,058   $1,408,461   $2,391,275
                             ===========   ==========   ==========   ==========

See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

Statements of Changes in Net Assets as of December 31, 1998


                                                   Cash Management Fund
                                              --------------------------------
                                              For the Year ended December 31,
                                              --------------------------------
                                                   1998             1997
                                              ---------------  ---------------
From Investment Activities:
OPERATIONS:
 Net investment income....................... $    12,187,455  $     9,353,016
 Net realized gains (losses) from investment
  transactions...............................             (45)               5
                                              ---------------  ---------------
 Change in net assets resulting from
  operations.................................      12,187,410        9,353,021
                                              ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income..................     (12,187,455)      (9,353,016)
                                              ---------------  ---------------
 Change in net assets from shareholder
  distributions..............................     (12,187,455)      (9,353,016)
                                              ---------------  ---------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued.................   1,341,762,133    1,156,962,210
 Dividends reinvested........................       9,085,388        4,569,829
 Cost of shares redeemed.....................  (1,217,500,619)  (1,198,286,576)
                                              ---------------  ---------------
 Change in net assets from capital share
  transactions...............................     133,346,902      (36,754,537)
                                              ---------------  ---------------
Change in Net Assets.........................     133,346,857      (36,754,532)
                                              ---------------  ---------------
NET ASSETS:
 Beginning of period.........................     184,205,264      220,959,796
                                              ---------------  ---------------
 End of period............................... $   317,552,121  $   184,205,264
                                              ===============  ===============
SHARE TRANSACTIONS:
 Issued......................................   1,341,762,133    1,156,959,601
 Reinvested..................................       9,085,388        4,569,829
 Redeemed....................................  (1,217,500,619)  (1,198,286,576)
                                              ---------------  ---------------
Change in shares.............................     133,346,902      (36,757,146)
                                              ===============  ===============

See Notes to Financial Statements.

        Government                   U.S. Treasury               New York Tax-Free
     Money Market Fund             Money Market Fund             Money Market Fund
----------------------------  ----------------------------  ----------------------------
    For the Year ended            For the Year ended            For the Year ended
       December 31,                  December 31,                  December 31,
----------------------------  ----------------------------  ----------------------------
    1998           1997           1998           1997           1998           1997
-------------  -------------  -------------  -------------  -------------  -------------
$   4,507,202  $   3,564,667  $   1,407,739  $   1,277,630  $   2,392,306  $   2,501,607
         (144)          (329)           722            184         (1,031)        (7,385)
-------------  -------------  -------------  -------------  -------------  -------------
    4,507,058      3,564,338      1,408,461      1,277,814      2,391,275      2,494,222
-------------  -------------  -------------  -------------  -------------  -------------
   (4,507,202)    (3,564,667)    (1,407,739)    (1,277,630)    (2,392,306)    (2,501,607)
-------------  -------------  -------------  -------------  -------------  -------------
   (4,507,202)    (3,564,667)    (1,407,739)    (1,277,630)    (2,392,306)    (2,501,607)
-------------  -------------  -------------  -------------  -------------  -------------
  245,113,875    235,133,212    175,531,472    221,502,675    169,582,662    160,027,422
    2,003,878      1,188,858        758,783        551,579      1,732,131      1,604,558
 (270,625,447)  (222,851,766)  (175,922,504)  (225,509,647)  (163,783,249)  (145,234,462)
-------------  -------------  -------------  -------------  -------------  -------------
  (23,507,694)    13,470,304        367,751     (3,455,393)     7,531,544     16,397,518
-------------  -------------  -------------  -------------  -------------  -------------
  (23,507,838)    13,469,975        368,473     (3,455,209)     7,530,513     16,390,133
-------------  -------------  -------------  -------------  -------------  -------------
  100,861,611     87,391,636     25,507,267     28,962,476     86,728,827     70,338,694
-------------  -------------  -------------  -------------  -------------  -------------
$  77,353,773  $ 100,861,611  $  25,875,740  $  25,507,267  $  94,259,340  $  86,728,827
=============  =============  =============  =============  =============  =============
  245,113,875    235,133,212    175,531,472    221,502,675    169,582,662    160,027,422
    2,003,878      1,188,858        758,783        551,579      1,732,131      1,604,558
 (270,625,447)  (222,851,766)  (175,922,504)  (225,509,647)  (163,783,249)  (145,234,462)
-------------  -------------  -------------  -------------  -------------  -------------
  (23,507,694)    13,470,304        367,751     (3,455,393)     7,531,544     16,397,518
=============  =============  =============  =============  =============  =============

Notes to Financial Statements


1.Organization

  HSBC Funds Trust (the "Trust") was organized in Massachusetts on October 31, 1985 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company with multiple investment portfolios, including the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (herein referred to individually as a "Fund" and collectively as the "Funds").

  The investment objective of each Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity. The New York Tax-Free Money Market Fund seeks to provide as high a level of current income that is exempt from Federal, New York State and New York City income taxes as is consistent with preservation of capital and liquidity.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation: The Funds each value portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Investments in investment companies are valued at their net asset values as reported by such companies. In addition, the Funds may not
  (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

  Taxes: It is each Fund's policy to continue to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income and net realized capital gains, if any, to its shareholders for each taxable year. Therefore, no provision is required for federal income tax.

  Repurchase Agreements: The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities.

  For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 1998, which are available to offset future gains, if any:

                                                                 Amount  Expires
                                                                 ------- -------
   Cash Management Fund......................................... $   313  2002
                                                                   2,228  2003
                                                                   2,993  2004
                                                                 -------
                                                                 $ 5,534
                                                                 =======
   Government Money Market Fund................................. $   252  2003
                                                                     342  2004
                                                                     330  2005
                                                                      16  2006
                                                                 -------
                                                                 $   940
                                                                 =======
   U.S. Treasury Money Market Fund.............................. $   376  2006
                                                                 =======
   New York Tax-Free Money Market Fund.......................... $ 3,591  2001
                                                                   1,324  2002
                                                                     136  2003
                                                                     240  2004
                                                                   7,386  2005
                                                                   1,030  2006
                                                                 -------
                                                                 $13,707
                                                                 =======

  Capital losses incurred after October 31 for the Funds are deemed to arise on the first business day of the following fiscal year for tax purposes. The Cash Management Fund and Government Money Market Fund have incurred and will elect to defer such capital losses of $252 and $128, respectively after October 31, 1998.

  Dividends and Distributions: Dividends from net investment income are declared daily to shareholders and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed.

  Dividends and distributions are recorded by the Funds on the ex-dividend date. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  As of December 31, 1998, the following reclassifications have been made to increase (decrease) the indicated accounts with offsetting adjustments to paid-in capital:

                                                        Accumulated Net Realized
                                                         Losses from Investment
                                                             Transactions
                                                        ------------------------
   U.S. Treasury Money Market Fund.....................         $ (1,282)
   New York Tax-Free Money Market Fund.................           29,192

  Security Transactions and Related Income: Security transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.

  Expense Allocation: Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets or another appropriate basis.

3.Related Party Transactions

  The Trust retains HSBC Asset Management Americas Inc. to act as Investment Adviser for the Funds. HSBC Asset Management Americas Inc. is the North American investment management affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Asset Management Americas Inc. furnishes investment guidance and policy direction in connection with the management of the investment portfolios of the Funds, subject to policies established by the Board of Trustees. As compensation for its services, HSBC Asset Management Americas Inc. is paid monthly advisory fees at the following annual rates:

   Portion of Each Fund's Average Daily Net Assets            Advisory Fee Rate
   -----------------------------------------------            -----------------
   Up to $500 million........................................      0.350%
   In excess of $500 million but not exceeding $1 billion....      0.315%
   In excess of $1 billion but not exceeding $1.5 billion....      0.280%
   In excess of $1.5 billion.................................      0.245%

  HSBC Asset Management Americas Inc. has voluntarily agreed to reimburse Fund expenses to the extent each Fund's ordinary operating expenses net of other fee waivers exceed 0.65% of each Fund's average daily net assets.

  The Fund may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization provides recordkeeping and certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.35% of the average value of the Funds' shares held in the subaccounts of the Service Organizations. HSBC Asset Management Americas Inc. agreed to reimburse the Funds for a portion of these fees.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. In accordance with the terms of the Management and Administration Agreement and the Fund Accounting Agreement, BISYS is paid a monthly asset-based fee as follows:

   Portion of Each Fund's Average Daily Net Assets     Administration Fee Rate
   -----------------------------------------------     -----------------------
   Up to $200 million.................................         0.150%
   In excess of $200 million but not exceeding $400
    million...........................................         0.125%
   In excess of $400 million but not exceeding $600
    million...........................................         0.100%
   In excess of $600 million..........................         0.080%

  HSBC Asset Management Inc. earned co-administration and shareholder servicer assistance fees of 0.07% of each Fund's average net assets, all of which were waived.

  For the period ended December 31, 1998, fee waivers and voluntary reimbursements for the Funds were:

                                                                       Co-Administration
                                            Service                     and Shareholder
                             Investment   Organization Administration Servicer Assistance
                            Advisory Fees     Fees          Fees             Fees
                            ------------- ------------ -------------- -------------------
   Cash Management Fund....   $240,662       $1,550       $121,599         $170,156
   Government Money Market
    Fund...................     62,962           97         46,346           64,853
   U.S. Treasury Money
    Market Fund............     51,472           --         14,824           20,745
   New York Tax-Free Money
    Market Fund............     53,988           --         42,984           60,144

  The Trust has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by a Fund to BISYS Fund Services for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.20% of the Fund's average net assets during the preceding month.

  A partner of the Trust's legal counsel served as Secretary of the Trust. Baker & McKenzie served as legal counsel until April 2, 1998. Paul, Weiss, Rifkind, Wharton and Garrison assumed the role of legal counsel as of April 3, 1998. For the year ended December 31, 1998, legal fees incurred by the Funds totaled $83,715 for the Cash Management Fund, $26,882 for the Government Money Market Fund, $9,664 for the U.S. Treasury Money Market Fund and $23,412 for the New York Tax-Free Money Market Fund, respectively.

4.Concentration of Credit Risk

  The Cash Management Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements), except that if at some future date adverse economic conditions prevail in the banking industry, the Cash Management Fund may, for defensive purposes, temporarily invest less than 25% of its asset in bank obligations. The fund's policy on concentrating in the banking industry could increase the fund's exposure to economic or regulatory developments relating to or affecting banks.

  The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than is a municipal money market fund that is not concentrated in these issuers to the same extent.

5.Federal Income Tax Information (Unaudited)

  For the taxable year ended December 31, 1998, the New York Tax-Free Money Market Fund declared tax-exempt income distributions of $2,395,530.

FINANCIAL HIGHLIGHTS

                             CASH MANAGEMENT FUND

                                     For the Year Ended December 31,
                               ------------------------------------------------
                                 1998      1997      1996      1995      1994
                               --------  --------  --------  --------  --------
Net Asset Value, Beginning of
 Year........................  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                               --------  --------  --------  --------  --------
Investment Activities
 Net investment income.......     0.050     0.051     0.049     0.053     0.039
Distributions
 From net investment income..    (0.050)   (0.051)   (0.049)   (0.053)   (0.039)
                               --------  --------  --------  --------  --------
Net Asset Value, End of
 Year........................  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                               ========  ========  ========  ========  ========
Total Return.................      5.15%     5.18%     5.00%     5.41%     3.95%
Ratios/Supplemental Data:
 Net assets at end of
  period (000)...............  $317,552  $184,205  $220,960  $170,869  $200,492
 Ratio of expenses to average
  net assets.................      0.65%     0.63%     0.68%     0.79%     0.63%
 Ratio of net investment
  income to average
  net assets.................      5.01%     5.06%     4.88%     5.29%     3.84%
 Ratio of expenses to average
  net assets*................      0.87%     0.83%     0.80%     0.80%     0.64%

--------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS

                         GOVERNMENT MONEY MARKET FUND

                                      For the Year Ended December 31,
                                 ---------------------------------------------
                                  1998      1997     1996     1995      1994
                                 -------  --------  -------  -------  --------
Net Asset Value, Beginning of
 Year........................... $ 1.000  $  1.000  $ 1.000  $ 1.000  $  1.000
                                 -------  --------  -------  -------  --------
Investment Activities
 Net investment income..........   0.049     0.049    0.048    0.052     0.038
Distributions
 From net investment income.....  (0.049)   (0.049)  (0.048)  (0.052)   (0.038)
                                 -------  --------  -------  -------  --------

Net Asset Value, End of Year.... $ 1.000  $  1.000  $ 1.000  $ 1.000  $  1.000
                                 =======  ========  =======  =======  ========
Total Return....................    5.01%     5.05%    4.87%    5.32%     3.83%
Ratios/Supplemental Data:
 Net assets at end of
  period (000).................. $77,354  $100,862  $87,392  $86,850  $166,796
 Ratio of expenses to average
  net assets....................    0.62%     0.63%    0.72%    0.76%     0.63%
 Ratio of net investment income
  to average net assets.........    4.86%     4.94%    4.75%    5.21%     3.76%
 Ratio of expenses to average
  net assets*...................    0.80%     0.79%    0.84%    0.78%     0.64%

--------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS

                        U.S. TREASURY MONEY MARKET FUND

                                      For the Year Ended December 31,
                                  --------------------------------------------
                                   1998     1997     1996     1995      1994
                                  -------  -------  -------  -------  --------
Net Asset Value, Beginning of
 Year............................ $ 1.000  $ 1.000  $ 1.000  $ 1.000  $  1.000
                                  -------  -------  -------  -------  --------
Investment Activities
 Net investment income...........   0.048    0.049    0.046    0.049     0.036
Distributions
 From net investment income......  (0.048)  (0.049)  (0.046)  (0.049)   (0.036)
                                  -------  -------  -------  -------  --------

Net Asset Value, End of Year..... $ 1.000  $ 1.000  $ 1.000  $ 1.000  $  1.000
                                  =======  =======  =======  =======  ========
Total Return.....................    4.86%    4.98%    4.68%    5.04%     3.60%
Ratios/Supplemental Data:
 Net assets at end of
  period (000)................... $25,876  $25,507  $28,962  $32,500  $105,720
 Ratio of expenses to average net
  assets.........................    0.65%    0.65%    0.78%    0.82%     0.68%
 Ratio of net investment income
  to average net assets..........    4.75%    4.86%    4.57%    4.94%     3.48%
 Ratio of expenses to average net
  assets*........................    0.94%    0.94%    0.95%    0.84%     0.69%

--------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS

                      NEW YORK TAX-FREE MONEY MARKET FUND

                                       For the Year Ended December 31,
                                   -------------------------------------------
                                    1998     1997     1996     1995     1994
                                   -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Year............................. $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                                   -------  -------  -------  -------  -------
Investment Activities
 Net investment income............   0.028    0.031    0.029    0.031    0.022
Distributions
 From net investment income.......  (0.028)  (0.031)  (0.029)  (0.031)  (0.022)
                                   -------  -------  -------  -------  -------

Net Asset Value, End of Year...... $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                                   =======  =======  =======  =======  =======
Total Return......................    2.83%    3.14%    2.92%    3.17%    2.23%
Ratios/Supplemental Data:
 Net assets at end of
  period (000).................... $94,259  $86,729  $70,339  $64,884  $53,538
 Ratio of expenses to average net
  assets..........................    0.64%    0.52%    0.59%    0.69%    0.57%
 Ratio of net investment income to
  average net assets..............    2.78%    3.09%    2.88%    3.13%    2.20%
 Ratio of expenses to average net
  assets*.........................    0.82%    0.80%    0.87%    0.85%    0.73%

--------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Report of Independent Auditors

The Board of Trustees and Shareholders
HSBC Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (four of the portfolios comprising HSBC Funds Trust) as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund at December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.


                                         /s/ Ernst & Young LLP

New York, New York
February 12, 1999

                                            HSBC Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                            HSBC Asset Management Americas
                                            Inc. Logo
--------------------------------------------------------------------------------

                                            Cash Management Fund
                                            Government Money Market Fund
                                            U.S. Treasury Money Market Fund
                                            New York Tax-Free Money Market
                                            Fund

HSBC/SM/ Funds Trust
3435 Stelzer Road
Columbus, Ohio 43219

Information:
(800) 634-2536

Investment Adviser
HSBC Asset Management Americas Inc.
140 Broadway (6th Floor)
New York, New York 10005-1180

Distributor, Administrator, Transfer Agent and Dividend Disbursing Agent
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Independent Auditors
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

Legal Counsel
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of Americas
New York, New York 10019

This report is for the information of the shareholders of HSBC Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Funds are not an obligation of or guaranteed or endorsed by HSBC Holdings plc or its affiliates. An investment in the Funds is neither insured nor guaranteed by the FDIC or any other government agency. Although the trust attempts to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
                                                                            2/99
Annual Report
December 31, 1998

Managed by:
HSBC Asset Management Americas Inc.

Sponsored and distributed by:
BISYS Fund Services